UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2022

Item 1. Reports to Stockholders.

(a)

Fulcrum Diversified Absolute Return Fund

INSTITUTIONAL CLASS (FARIX)

SUPER INSTITUTIONAL CLASS (FARYX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2022

DISCUSSION OF FUND PERFORMANCE

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

Market conditions/environment July 1st 2022 to December 31st 2022

The second half of 2022 began with a powerful rally in stocks and bonds in July, after both asset classes had suffered their worst start to the year in decades. Asset markets were buoyed by signs of peaking US inflation and hopes of a Federal Reserve (Fed) pivot towards looser policy. However, this was short lived as successive Fed members emphasized the need for continued tightening, and the US August Consumer Price Index (CPI)1 print overshot expectations, the market rally went sharply into reverse. Global bonds fell by -6.9%2 and stocks by -4.3%3 over the third quarter, reasserting the trend from the first half of the year, as expectations of monetary policy tightening dominated broad asset movements.

Added to which, geopolitical tensions worsened, with Russia cutting off most of its gas exports to Western Europe and governments launching expansive fiscal packages to dampen the energy price shock.

Amid the backdrop of a hawkish Fed and elevated geopolitical tensions, the ICE US Dollar4 Index reached a multi-decade high, prompting central banks in several major economies, including Japan and China, to intervene in currency markets in support of their currencies.

Within commodities, slowing global economic activity exerted downward pressure on oil and industrial metals, and higher real rates led to losses in gold and silver.

It was not until the fourth quarter that we saw the first sustained sign of dis-inflation and some recovery in asset prices, with global equities posting a +7.6%3 gain alongside a +4.6%2 increase for global bonds. Signs of dis-inflation across goods and energy products began to lift sentiment by the end of October and markets then staged a powerful rally in November as the US October CPI report revealed a larger-than-expected deceleration in both core and headline inflation.

Headline inflation also eased in Europe, with warmer-than-expected weather causing a sharp decline in natural gas prices. This, combined with stronger-than-expected economic data, delivered a reprieve to European markets, with the euro appreciating by +9.2%5 against the dollar and European equities rising by +14.3%6.

Public health developments in China also exerted a powerful influence over markets in the final quarter of the year. As the spread of Covid-19 accelerated in November, both Chinese domestic activity and world trade volumes experienced a sharp slowdown. However, signs that the Chinese government was abandoning its ‘zero-Covid’ restrictions framework soon after, led to an improvement in the medium-term growth outlook. These developments also fed into a rise in risk appetite across global markets.

Despite the improved market sentiment in the later part of the year, equities remained firmly underwater for the year (-15.6%3). While Bonds suffered a torrid year, the worst on record for broad indices, finishing H2-22 down (-2.6%2) and offering no protection for the full year (-16.2%2). It has been a long time since the risk of relying upon duration to help diversify an equity heavy portfolio has surfaced. Commodities were down in H2- 22 (-14.8%7) but firmly up over the full year (+26%7), led by energies, whilst gold often seen as an inflation hedge was flat over the full year (-0.3%8).

The past year with stocks and bonds losing value in tandem, has reminded investors that the traditional 60/409 portfolio or some alternative combination, does not always provide a meaningfully diversified portfolio. The nature of diversification is not constant, and evolves with the macro-economic environment.

Fund Performance For the period ended December 31st 2022

From July 1, 2022 to December 31, 2022, Fulcrum Diversified Absolute Return Institutional Class shares returned 0.19%.

After weathering the first half of the year and posting positive returns amidst a sharp drawdown in both equities and fixed income, the second half of the year marginally detracted but we were pleased to finish the year in positive territory.

We partially benefited from the easing in financial conditions and recovery in risk assets in the second half of the year but did not share such an optimistic view as broader markets especially in the respect to the future path for inflation.

The Fund’s performance in the second half of the year was driven by our directional macro equity strategy, with particularly strong contributions from North American equities and Climate Change aligned equities.

Relative value strategies were the main detractor as strong gains in fixed income from our short duration bias across a range of geographies, was offset by a combination of losses in thematic equities and currencies.

Diversifying strategies made a small contribution, rounding out a very strong calendar year, while hedging detracted.

Concluding, the second half of the year demonstrated how rapidly new macroeconomic shocks can emerge and the associated swings in asset markets and shifting correlation between assets. Through our rigorous research and portfolio management process, we stand ready to identify these shocks and adjust our positions accordingly across a diversified portfolio of asset classes, time horizons and strategies.

We remain focused on building a portfolio that seeks to deliver returns in the broadest range of market environments, all with low correlation to traditional assets.

1  Consumer Price Index (CPI)

2  Bloomberg Global-Aggregate Total Return Index Unhedged USD (ticker: LEGATRUU Index)

3 MSCI World Gross Total Return Local Index (ticker: GDDLWI Index)

4 ICE US Dollar Index (ticker: DXY Curncy)

5  Euro/Dollar (ticker: EUR BGN Curncy)

6  Euro Stoxx 50 Price Index (ticker: SX5E Index)

7  S&P GSCI Total Return CME (ticker: SPGSCITR Index)

8  Gold/USD (ticker: XAU BGN Curncy)

9  Refers to a portfolio comprised of 60% equities and 40% bonds

It is not possible to invest directly in an index. Opinions expressed are those of Fulcrum Asset Management LLP and are subject to change, are not guaranteed and should not be considered investment advice. Past performance does not guarantee future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Mutual fund investing involves risk. Principal loss is possible. Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the fund, and money borrowed will be subject to interest costs. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Diversification does not assure a profit nor protect against loss in a declining market.

The Fulcrum Diversified Absolute Return Fund is distributed by Quasar Distributors, LLC.

Fulcrum Diversified Absolute Return Fund

Expense Example (Unaudited)

December 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)

Institutional Class
Actual Fund Return	$1,000.00	$1,001.90	1.14%	$5.75
Hypothetical 5% Return	$1,000.00	$1,019.46	1.14%	$5.80
Super Institutional Class
Actual Fund Return	$1,000.00	$1,003.00	1.05%	$5.30
Hypothetical 5% Return	$1,000.00	$1,019.91	1.05%	$5.35

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund

Consolidated Allocation of Portfolio Holdings (Unaudited)

By Market Exposure of Cash settled instruments, Futures, and Options

December 31, 2022

6.7%
15.9%
5.9%
3.4%
4.8%
1.9%
3.7%
0.9%
0.4%
-24.1%
80.6%
North American Equities 15.9%
European ex-UK Equities 4.8%
Japanese Equities 1.9%
UK Equities 3.7%
Asia ex-Japan Equities 0.9%
Emerging Market Equities 0.4%
Short Term Government Bonds 80.6%
Developed Rates (10 year equivalent) -24.1%
Emerging Market Rates (10 year equivalent) 3.4%
Commodities 5.9%
Diversifying Strategies * 6.7%

*	Diversifying Strategies – are comprised of systematically implemented exposure using futures to various asset classes which are included for diversification purposes and could include equities, fixed income, currencies and commodities.

*	Sum of market exposure may not total 100% due to rounding.

Fulcrum Diversified Absolute Return Fund

Consolidated Allocation of Portfolio Holdings (Unaudited)

By Risk Contribution

December 31, 2022

Individual Risk1 Exposure by Strategy

Portfolio ex-ante risk (post-diversification): 5.2%

Directional	4.2% [2]
Macro Equities - North America	2.2
Climate Change	1.0
Macro Equities - Europe ex-UK	0.6
Macro Equities - Japan	0.2
Real Assets	0.2
Macro Equities - Asia ex-Japan	0.1
Macro Equities - United Kingdom	0.1
Fixed Income	2.8% [2]
UK Rates	0.8
US Rates	0.6
Japanese Rates	0.4
European Rates	0.4
LATAM Rates	0.3
Chinese Rates	0.1
Canadian Rates	0.1
Asian Rates	0.1
Scandinavian Rates	0.1
Australian Rates	0.1
Currencies	2.9%
UK Pound	0.7
LATAM Currencies	0.5
Japanese Yen	0.5
Chinese Renminbi (Yuan)	0.3
Australian Dollar	0.3
Canadian Dollar	0.3
CEEMEA Currencies	0.2
Asian Currencies	0.1
Thematic Equities	1.2%
Technology Disruption	0.3
Global Energy Sector	0.3
Idiosyncratic	0.2
Consumer Trends	0.2
Cyclicals	0.1
Climate Change	0.1
Cross Asset	0.5%
Data Surprises	0.5
Commodities	1.0%
Long-dated Oil	0.8
Precious Metals	0.2
Volatility Strategies	0.7%
VRP	0.3
Volatility Carry	0.2
FX Correlation	0.1
VIX Put	0.1
Diversifying Strategies	0.5%
Diversifying Strategies	0.5
Equity Macro	0.4% [2]
UK Equities	0.4
Climate Change Impact	0.1
Dynamic Convexity	1.1%
Equities vs. Rates	0.4
Commodities	0.3
Equities	0.2
Currencies	0.2
Sum of Individual Risk	15.3%

[1]	Individual risk by asset class - is calculated by the current category weight in the portfolio multiplied by the standard deviation of portfolio holdings in that category. Data used is as of December 31, 2022. Standalone risk is measured for each category independently of other categories and does not take into account their potential offsetting effect. Therefore, the sum of standalone risk for all categories will exceed the risk of the entire portfolio. Standalone risk indicates to the investor the risk of holding a category by itself.
[2]	Sum of items in each risk category may not equal category total due to rounding.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

COMMON STOCKS - 4.9%	Shares	Value
Aerospace/Defense - 0.0%
Dassault Aviation SA (1)	24	4,064
L3Harris Technologies, Inc.	71	14,783
Saab AB (1)	74	2,913
		21,760
Agriculture - 0.0%
Archer-Daniels-Midland Co.	233	21,634
Corteva, Inc.	252	14,812
SLC Agricola SA (1)	2,113	18,754
		55,200
Apparel - 0.1%
adidas AG (1)	234	31,927
Brunello Cucinelli SpA (1)	49	3,624
Columbia Sportswear Co.	43	3,766
Hermes International (1)	38	58,778
LVMH Moet Hennessy Louis Vuitton SE (1)	241	175,399
		273,494
Auto Parts & Equipment - 0.0%
Aptiv Plc - ADR (1)(2)	812	75,622
NGK Spark Plug Co Ltd. (1)	1,128	20,963
		96,585
Banks - 0.4%
1st Source Corp.	64	3,398
Banco Santander SA (1)	8,354	25,061
Bank of America Corp.	3,815	126,353
BNP Paribas SA (1)	1,481	84,419
Canadian Western Bank (1)	215	3,820
Cathay General Bancorp	83	3,386
Comerica, Inc.	54	3,610
Cullen/Frost Bankers, Inc.	24	3,209
DNB Bank ASA (1)	763	15,144
Enterprise Financial Services Corp.	68	3,329
Fifth Third Bancorp	338	11,090
First Busey Corp.	142	3,510
First Citizens BancShares Inc/NC	7	5,309
German American Bancorp, Inc.	94	3,506
Hope Bancorp, Inc.	280	3,587
Huntington Bancshares Inc/OH	691	9,743
JPMorgan Chase & Co.	1,381	185,192
KeyCorp	359	6,254
Lakeland Financial Corp.	46	3,357
Macquarie Group Ltd. (1)	141	16,028
Morgan Stanley	794	67,506
New York Community Bancorp, Inc.	402	3,457
Old National Bancorp/IN	189	3,398
PacWest Bancorp	153	3,511
PNC Financial Services Group, Inc./The	197	31,114
Premier Financial Corp.	130	3,506
Prosperity Bancshares, Inc.	51	3,707
Regions Financial Corp.	444	9,573
Royal Bank of Canada (1)	499	46,915
Signature Bank/New York NY	25	2,881
Skandinaviska Enskilda Banken AB (1)	1,061	12,196
SpareBank 1 SMN (1)	351	4,564
SpareBank 1 SR-Bank ASA (1)	366	4,509
Standard Chartered Plc (1)	1,110	8,352
SVB Financial Group (2)	113	26,006
Toronto-Dominion Bank/The (1)	656	42,475

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

COMMON STOCKS (Continued)	Shares	Value
Banks (Continued)
U.S. Bancorp	724	31,574
Valley National Bancorp	312	3,529
Webster Financial Corp.	70	3,314
Wells Fargo & Co.	1,779	73,455
Western Alliance Bancorp	56	3,335
Zions Bancorp NA	74	3,638
		911,820
Beverages - 0.1%
Davide Campari-Milano NV (1)	367	3,726
Heineken NV (1)	245	23,047
PepsiCo, Inc.	1,585	286,346
Pernod Ricard SA (1)	108	21,243
Remy Cointreau SA (1)	18	3,037
		337,399
Building Materials - 0.0%
LafargeHolcim Ltd. (1)	223	11,547
Louisiana-Pacific Corp.	67	3,967
Masonite International Corp. - ADR (1)(2)	39	3,144
Nexans SA (1)	354	32,001
		50,659
Capital Goods - 0.1%
Auckland International Airport Ltd. (1)(2)	1,386	6,873
China Tower Corp Ltd. (1)	1,045,896	112,556
Sacyr SA (1)	1,154	3,212
		122,641
Chemicals - 0.1%
Arkema SA (1)	35	3,143
Brenntag SE (1)	46	2,941
Clariant AG (1)	178	2,820
Croda International Plc (1)	44	3,513
DuPont de Nemours, Inc.	169	11,598
FMC Corp.	35	4,368
Givaudan SA (1)	16	49,022
Koninklijke DSM NV (1)	85	10,400
Tronox Holdings Plc - ADR (1)	234	3,208
Yara International ASA (1)	1,529	67,204
		158,217
Commercial Services - 0.2%
Adyen NV (1)(2)	16	22,067
Automatic Data Processing, Inc.	734	175,323
Booz Allen Hamilton Holding Corp.	38	3,972
Chegg, Inc. (2)	136	3,437
Experian Plc (1)	467	15,882
Fiserv, Inc. (2)	299	30,220
FleetCor Technologies, Inc. (2)	30	5,510
JTOWER, Inc. (1)(2)	556	25,758
Localiza Rent a Car SA (1)	2,151	21,829
Moody’s Corp.	91	25,354
Palo Alto Networks, Inc. (2)	1,014	141,494
QinetiQ Group Plc (1)	658	2,840
S&P Global, Inc.	161	53,925
Waste Connections, Inc. (1)	89	11,797
WEX, Inc. (2)	22	3,600
		543,008
Computers - 0.1%
Amdocs Ltd. - ADR (1)	47	4,272
Capgemini SE (1)	68	11,351
Computacenter Plc (1)	133	3,073
HEXAGON AB (1)	14,992	156,603
Softcat Plc (1)	1,537	22,001
		197,300

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

COMMON STOCKS (Continued)	Shares	Value
Cosmetics/Personal Care - 0.1%
Estee Lauder Cos., Inc./The	150	37,216
L’Oreal SA (1)	218	77,848
Unicharm Corp. (1)	3,769	145,545
		260,609
Credit Intermediation and Related Activities - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	143	4,144

Distribution/Wholesale - 0.0%
RPC, Inc.	3,191	$28,368

Diversified Financial Services - 0.3%
Canaccord Genuity Group, Inc. (1)	780	4,833
CME Group, Inc.	172	28,924
Groupe Bruxelles Lambert NV (1)	60	4,790
Interactive Brokers Group, Inc.	708	51,224
London Stock Exchange Group Plc (1)	271	23,379
Mastercard, Inc.	459	159,608
Nasdaq, Inc.	237	14,540
Visa, Inc.	2,066	429,232
Vontobel Holding AG (1)	49	3,249
		719,779
Electric - 0.2%
Alliant Energy Corp.	71	3,920
Ameren Corp.	92	8,181
American Electric Power Co, Inc.	184	17,471
China Longyuan Power Group Corp Ltd. (1)	92,062	112,520
EDP Renovaveis SA (1)	473	10,420
Emera, Inc. (1)	106	4,051
Enel SpA (1)	7,413	39,914
Eversource Energy	123	10,312
Fortis Inc/Canada (1)	172	6,883
Hydro One Ltd. (1)	170	4,554
Iberdrola SA (1)	3,165	37,030
Northland Power, Inc. (1)	130	3,565
RWE AG (1)	4,868	216,723
Sempra Energy	112	17,309
Verbund AG (1)	180	15,154
Xcel Energy, Inc.	265	18,579
		526,586
Electronics - 0.2%
AMETEK, Inc.	81	11,317
Amphenol Corp.	2,141	163,016
Halma Plc (1)	979	23,363
Honeywell International, Inc.	243	52,075
Hoya Corp. (1)	1,418	137,273
		387,044
Energy - Alternate Sources - 0.0%
Canadian Solar, Inc. - ADR (1)(2)	810	25,029
Corp ACCIONA Energias Renovables SA (1)	125	4,836
Ence Energia y Celulosa, S.A. (1)	814	2,448
Enphase Energy, Inc. (2)	67	17,752
ERG SpA (1)	123	3,813
Landis+Gyr Group AG (1)	66	4,657
Neoen SA (1)	110	4,429
Nordex SE (1)(2)	401	5,666
Opdenergy Holdings SA (1)(2)	2,581	10,609
Solaria Energia y Medio Ambiente SA (1)	251	4,600
TransAlta Renewables, Inc. (1)	357	2,966
Vestas Wind System (1)	460	13,383
		100,188

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

COMMON STOCKS (Continued)	Shares	Value
Environmental Control - 0.0%
Clean Harbors, Inc. (2)	24	2,739
Daiseki Co Ltd. (1)	129	4,462
Republic Services, Inc.	113	14,576
TOMRA Systems ASA (1)	181	3,060
Waste Management, Inc.	146	22,904
		47,741
Food - 0.0%
China Modern Dairy Holdings Ltd. (1)	201,088	25,505
Glanbia Plc (1)	244	3,036
JBS SA (1)	6,859	28,529
Marfrig Global Foods SA (1)	9,001	14,559
SunOpta, Inc. (1)(2)	1,732	14,557
Tyson Foods, Inc.	130	8,092
		94,278
Forest Products & Paper - 0.0%
BillerudKorsnas AB (1)	1,618	19,708
Svenska Cellulosa AB SCA (1)	237	2,997
		22,705
Healthcare Products - 0.1%
Boston Scientific Corp. (2)	522	24,153
Cochlear Ltd. (1)	603	83,802
Cooper Cos Inc/The	18	5,952
Koninklijke Philips NV (1)	252	3,778
Medtronic Plc - ADR (1)	476	36,995
Siemens Healthineers AG (1)	414	20,709
Thermo Fisher Scientific, Inc.	193	106,283
		281,672
Healthcare Services - 0.2%
Anthem, Inc.	117	60,017
Aramark	89	3,679
Centene Corp. (2)	275	22,553
Humana, Inc.	60	30,731
IQVIA Holdings, Inc. (2)	67	13,728
Lonza Group AG (1)	153	74,974
UnitedHealth Group, Inc.	457	242,292
		447,974
Healthcare-Services - 0.0%
DR Horton, Inc.	326	29,060
M/I Homes, Inc. (2)	64	2,955
MDC Holdings, Inc.	91	2,876
Meritage Homes Corp. (2)	34	3,135
NVR, Inc. (2)	18	83,026
		121,052
Household Products/Wares - 0.1%
Church & Dwight Co, Inc.	1,810	145,904

Insurance - 0.1%
Admiral Group Plc (1)	138	3,565
Aflac, Inc.	267	19,208
Allstate Corp/The	121	16,408
American International Group, Inc.	329	20,806
Arthur J Gallagher & Co.	94	17,723
AXA SA (1)	1,014	28,281
Coface SA (1)	306	3,977
Direct Line Insurance Group Plc (1)	1,499	4,010
F&G Annuities & Life, Inc.	5	100
Fidelity National Financial, Inc.	99	3,724
Hanover Insurance Group Inc/The	23	3,108
Hartford Financial Services Group Inc/The	138	10,465
Lincoln National Corp.	64	1,966
Loews Corp.	88	5,133

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

COMMON STOCKS (Continued)	Shares	Value
Insurance (Continued)
Marsh & McLennan Cos, Inc.	223	36,902
NN Group NV (1)	111	4,534
Phoenix Group Holdings Plc (1)	547	4,025
Progressive Corp/The	259	33,595
Prudential Financial, Inc.	171	17,008
Prudential Plc (1)	1,193	16,262
QBE Insurance Group Ltd. (1)	512	4,682
Sampo Oyj (1)	245	12,803
SCOR SE (1)	217	4,992
Sun Life Financial, Inc. (1)	264	12,254
Swiss Life Holding AG (1)	11	5,672
Travelers Cos Inc/The	102	19,124
Trupanion, Inc. (2)	434	20,628
UNIQA Insurance Group AG (1)	518	3,881
Voya Financial, Inc.	51	3,136
Willis Towers Watson Plc - ADR (1)	48	11,740
		349,712
Internet - 0.2%
Alphabet, Inc. (2)	833	73,496
Auto Trader Group Plc (1)	601	3,746
Booking Holdings, Inc. (2)	72	145,100
Future Plc (1)	192	2,941
Kahoot! ASA (1)(2)	8,218	16,303
Moneysupermarket.com Group Plc (1)	1,346	3,131
Okta, Inc. (2)	1,578	107,825
Rightmove Plc (1)	489	3,023
United Internet AG (1)	1,445	29,219
		384,784
Investment Companies - 0.1%
Ares Management Corp.	139	9,513
Berkshire Hathaway, Inc. (2)	1,016	313,843
Freehold Royalties Ltd. (1)	326	3,811
		327,167
Iron/Steel - 0.0%
Angang Steel Co Ltd. (1)	112,300	30,645
APERAM SA (1)	109	3,441
ArcelorMittal SA (1)	1,889	49,692
BlueScope Steel Ltd. (1)	312	3,577
Outokumpu Oyj (1)	4,382	22,192
		109,547

Machinery - 0.0%
Cactus, Inc.	73	3,669
GEA Group AG (1)	79	3,230
Valmet Oyj (1)	123	3,313
		10,212
Media - 0.0%
Quebecor, Inc. (1)	190	4,238
Schibsted ASA (1)	173	3,276
Vivendi SE (1)	5,521	52,681
		60,195
Mining - 0.2%
Anglo American Plc (1)	514	20,112
BHP Group Ltd. (1)	2,075	64,465
Franco-Nevada Corp. - ADR (1)	82	11,191
Glencore Plc (1)	35,353	236,097
Pan American Silver Corp. - ADR (1)	202	3,301
Rio Tinto Plc (1)	681	47,735
Royal Gold, Inc.	33	3,720
Vale SA (1)	618	10,456
Wesdome Gold Mines Ltd. (1)(2)	546	3,016
Wheaton Precious Metals Corp. - ADR (1)	1,991	77,808
Zijin Mining Group Co Ltd. (1)	10,246	13,888
		491,789

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas - 0.3%
Aker BP ASA (1)	315	9,778
BP Plc (1)	40,647	233,368
Comstock Resources, Inc.	1,502	20,592
Cosan SA (1)	31,434	102,225
Devon Energy Corp.	2,453	150,884
Frontline Ltd/Bermuda - ADR (1)	250	3,035
Liberty Energy, Inc.	249	3,987
NiSource, Inc.	116	3,181
NOW, Inc. (2)	322	4,089
Oceaneering International, Inc. (2)	1,403	24,538
PrairieSky Royalty Ltd. (1)	1,866	29,906
ProPetro Holding Corp. (2)	370	3,837
Sitio Royalties Corp.	684	19,733
Talos Energy, Inc. (2)	209	3,946
TechnipFMC Plc - ADR (1)	1,706	20,796
Tellurian, Inc. (2)	11,409	19,167
Williams Cos Inc/The	2,799	92,087
		745,149
Packaging & Containers - 0.0%
AptarGroup, Inc.	29	3,189
Metsa Board Oyj. (1)	368	3,453
		6,642
Pharmaceutical - 0.3%
AstraZeneca Plc (1)	663	89,916
Becton Dickinson and Co.	104	26,447
Bristol-Myers Squibb Co.	909	65,403
Cigna Corp.	148	49,038
Johnson & Johnson	1,167	206,151
Merck & Co, Inc.	1,121	124,375
Novo Nordisk A/S (1)	951	128,410
		689,740
Real Estate Services - 0.0%
A-Living Smart City Services Co Ltd. (1)	16,833	20,293
CBRE Group, Inc. (2)	109	8,389
Hufvudstaden AB (1)	230	3,269
Longfor Group Holdings Ltd. (1)	7,824	24,358
PSP Swiss Property AG (1)	26	3,051
Shurgard Self Storage SA (1)	430	19,723
Wihlborgs Fastigheter AB (1)	408	3,069
		82,152
REIT - 0.1%
AvalonBay Communities, Inc.	51	8,238
DiamondRock Hospitality Co.	310	2,539
Equinix, Inc.	166	108,735
Equity Residential	136	8,024
Essex Property Trust, Inc.	20	4,238
Invitation Homes, Inc.	235	6,965
Life Storage, Inc.	27	2,660
Mirvac Group (1)	2,120	3,074
Prologis, Inc.	346	39,005
Segro Plc (1)	360	3,323
Sunstone Hotel Investors, Inc.	257	2,483
UNITE Group PLC/The (1)	276	3,036
Warehouses De Pauw CVA (1)	2,357	67,365
Weyerhaeuser Co.	275	8,525
		268,210

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

COMMON STOCKS (Continued)	Shares	Value
Retail - 0.2%
ANTA Sports Products Ltd. (1)	12,023	157,576
Chipotle Mexican Grill, Inc. (2)	32	44,400
Dick’s Sporting Goods, Inc.	34	4,090
Europris ASA (1)	3,245	22,739
Five Below, Inc. (2)	23	4,068
Grafton Group Plc (1)	302	2,879
JD Sports Fashion Plc (1)	2,527	3,854
Li Ning Co Ltd. (1)	11,522	100,009
Lululemon Athletica, Inc. (2)	393	125,909
Moncler SpA (1)	472	25,010
Pets at Home Group Plc (1)	7,148	24,508
TJX Cos Inc/The	422	33,591
Tokmanni Group Corp. (1)	225	2,719
Trainline Plc (1)(2)	881	2,925
Watches of Switzerland Group Plc (1)(2)	291	2,886
		557,163
Semiconductors - 0.1%
Infineon Technologies AG (1)	5,372	163,485

Software - 0.4%
Adobe, Inc. (2)	850	286,050
Broadridge Financial Solutions, Inc.	114	15,291
Intuit, Inc.	593	230,807
MSCI, Inc.	40	18,607
ServiceNow, Inc. (2)	496	192,582
SimCorp A/S (1)	63	4,337
Wise Plc (1)(2)	12,609	85,792
Workday, Inc. (2)	461	77,139
		910,605
Telecommunications - 0.3%
AT&T, Inc.	3,469	63,864
Juniper Networks, Inc.	3,222	102,975
KDDI Corp. (1)	5,977	181,350
Spirent Communications Plc (1)	908	2,857
T-Mobile US, Inc. (2)	909	127,260
Verizon Communications, Inc.	4,031	158,822
Viavi Solutions, Inc. (2)	1,822	19,149
		656,277
Toys/Games/Hobbies - 0.0%
Bandai Namco Holdings, Inc. (1)	665	42,128

Transportation - 0.3%
AeroVironment, Inc. (2)	229	19,616
AP Moller - Maersk A/S (1)	29	65,207
Canadian Pacific Railway Ltd. - ADR (1)	112	8,354
Canadian Pacific Railway Ltd. (1)	289	21,547
Clarkson Plc (1)	103	4,028
COSCO Shipping Energy Transportation Co Ltd (1)	104,480	80,045
CSX Corp.	921	28,533
Deutsche Post AG (1)	4,365	164,379
Expeditors International of Washington, Inc.	1,027	106,726
Hapag-Lloyd AG (1)	216	41,064
Mitsui OSK Lines Ltd. (1)	135	3,384
Nippon Yusen KK (1)	4,955	117,419
Stolt-Nielsen Ltd. (1)	138	3,796
TFI International, Inc. (1)	36	3,606
Union Pacific Corp.	272	56,323
West Japan Railway Co. (1)	2,212	96,560
		820,587
Water - 0.0%
American States Water Co.	238	22,027
American Water Works Co, Inc.	69	10,517
		32,544

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

COMMON STOCKS (Continued)	Shares	Value
Wholesale Distribution - 0.1%
ITOCHU Corp. (1)	5,020	158,587
Toyota Tsusho Corp. (1)	92	3,424
		162,011

TOTAL COMMON STOCKS (Cost $12,456,564)		12,826,226

PREFERRED STOCKS - 0.0%
Machinery - 0.0%
Jungheinrich AG (1)	112	3,187
0.00%

TOTAL PREFERRED STOCKS (Cost $3,824)		3,187

RIGHT - 0.0%
Localiza Rent a Car SA (1)	7	15
42.25 BRL, 02/24/2023
TOTAL RIGHT (Cost $15)		15

PURCHASED OPTIONS AND WARRANTS - 1.4%	Contracts	Notional		Value
Call Options Purchased - 0.5%
Euro STOXX 50 at 120, December 15, 2023 (1)	75	1,053,962	EUR	99,712
AUD/USD FX at 67.0, February 3, 2023	37	2,526,545	USD	69,930
AUD/USD FX at 68.0, February 3, 2023	37	2,526,545	USD	46,620
AUD/USD FX at 68.5, February 3, 2023	37	2,526,545	USD	37,000
AUD/USD FX at 70.0, February 3, 2023	37	2,526,545	USD	16,650
Eurodollar Future at 95.0625, March 13, 2023	77	18,273,063	USD	14,919
FTSE 100 at 8,000, December 15, 2023 (1)(3)	194	17,489,323	GBP	518,328
Crude Oil Mar 23 Future at $110, January 26, 2023 (1)(3)	105	9,020,550	USD	10,500
Crude Oil Dec 23 Future at $100, October 26, 2023 (1)(3)	59	4,817,350	USD	361,080
Total Call Options Purchased (Premiums Paid $1,260,473)				1,174,739

Put Options Purchased - 0.0%
Eurodollar Future at 94.625, March 13, 2023	77	18,273,063	USD	8,662
AUD/USD FX at 63.5, February 3, 2023	37	2,526,545	USD	3,330
AUD/USD FX at 65.0, February 3, 2023	37	2,526,545	USD	8,140
AUD/USD FX at 65.5, February 3, 2023	37	2,526,545	USD	10,360
AUD/USD FX at 66.5, February 3, 2023	37	2,526,545	USD	17,760
CBOE Volatility Index (VIX) at $20, January 18, 2023	879	1,904,793	USD	18,020
Total Put Options Purchased (Premiums Paid $172,890)				66,272

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

PURCHASED OPTIONS AND WARRANTS (Continued)	Counterparty [a]	Notional		Value
Over-The-Counter Options Purchased - 0.9%
AUD Call / NZD Put at 1.1285, January 13, 2023	JPM	22,882,000	AUD	$203
AUD/USD < 0.6421 and USD/JPY < 132.60, March 17, 2023 (4)	JPM	272,000	USD	29,784
CNH/JPY < 18.7419 and USD/JPY > 137.11, February 17, 2023 (4)	MS	201,000,000	JPY	766
CNH/JPY < 19.1360 and USD/JPY > 139.90, February 23, 2023 (4)	JPM	102,700,000	JPY	196
EUR Call / CNH Put at 8.40, February 9, 2023 (5)	JPM	254,000	EUR	390
EUR Call / GBP Put at 0.8875 RKO at 0.9050, January 26, 2023 (6)	JPM	32,055,000	EUR	39,048
EUR Call / GBP Put at 0.92, March 16, 2023 (7)	JPM	1,282,000	EUR	216,449
EUR Call / HUF Put at 575, April 13, 2023 (7)	JPM	273,000	EUR	2,875
EUR Call / USD Put at 1.1550, June 1, 2023	JPM	10,873,000	EUR	33,904
EUR/BRL USD/BRL Put on correlation swap at 100, February 27, 2023 (8)	MS	20,000	USD	300,496
EUR/BRL USD/BRL Put on correlation swap at 100, April 10, 2023 (8)	MS	16,250	USD	232,575
EUR/USD < 1.0043 and USD/CHF < 0.9622, January 27 2023 (4)	MS	225,000	USD	572
EUR/USD GBP/USD Put on correlation swap at 100, June 2, 2023 (8)	MS	22,000	USD	521,732
GBP Put / USD Call at 1.05, September 15, 2023 (7)	JPM	1,521,000	GBP	109,368
GBP Put / USD Call at 1.10, January 9, 2023 (7)	JPM	72,693	GBP	23
GBP Put / USD Call at 1.1190, March 16, 2023 (7)	JPM	319,000	GBP	25,502
GBP/USD < 1.0548 and UKX > 7484.40, March 17, 2023 (4)	GS	458,058	GBP	4,781
GBP/USD <1.1504 and USD/BRL < 5.3224, February 21, 2023 (4)	MS	336,000	USD	12,916
GBP/USD < 1.1804 and USD/BRL < 5.3075, March 16, 2023 (4)	B	280,000	USD	17,780
GBP/USD < 1.2187 and USD/BRL < 5.3236 and USD/CNH > 7.2993, February 24, 2023 (9)	MS	468,000	USD	4,785
SPX < 3550.50 and US10YRSOFR > 3.94%, April 21, 2023 (4)	CITI	684,000	USD	41,931
SPX < 3550.95 and US10YRSOFR > 3.962%, May 19, 2023 (4)	CITI	684,000	USD	45,840
SPX < 3550.95 and US10YRSOFR > 3.995%, March 17, 2023 (4)	CITI	684,000	USD	29,699
SPX < 3584.7 and US10YRSOFR > 3.8385%, April 21, 2023 (4)	GS	681,000	USD	51,075
SPX < 3768.64 and CLG3 > 104.28, January 17, 2023 (4)	CITI	512,000	USD	—
SPX < 3893.10 and US1YRSOFR > 4.823%, December 15, 2023 (4)	GS	921,000	USD	75,522
SPX < 3909.63 and CLH3 > 107.92, February 15, 2023 (4)	MS	513,000	USD	3,007
USD/BRL CAD/BRL Put on correlation swap at 100, June 15, 2023 (8)	CITI	23,000	USD	207,000
USD Call / JPY Put at 150, March 3, 2023 (7)	JPM	455,000	USD	2,307
USD Call / TRY Put at 20.00, January 30, 2023 (7)	JPM	128,000	USD	8,199
USD Call / TRY Put at 23.50, January 6, 2023 (7)	JPM	206,000	USD	24
USD Put / JPY Call at 130 EKO at 125, January 10, 2023 (10)	JPM	11,366,000	USD	28,699
USD Put / JPY Call at 117.50, April 3, 2023 (7)	JPM	762,000	USD	50,292
USD/CNH > 7.3810 and USD/BRL < 5.2602, February 24, 2023 (4)	CITI	328,000	USD	1,823
USD/JPY < 130.937 and AUD/USD < 0.6412, March 23, 2023 (4)	B	336,000	USD	25,536
USD/JPY < 130.93 and GBP/USD < 1.1606, March 23, 2023 (4)	JPM	336,000	USD	23,856
USD/JPY < 132.87 and AUD/USD < 0.6482, March 29, 2023 (4)	MS	677,000	USD	53,821
XAU > 1807.47 and SPX < 3653.73, January 20, 2023 (4)	CITI	428,000	USD	34,010
Total Over-The-Counter Options Purchased (Premiums Paid $2,591,214)				2,236,786

TOTAL PURCHASED OPTIONS (Premiums Paid $4,024,577)				3,477,797

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

SHORT-TERM INVESTMENTS - 51.2%	Principal Amount		Value
United States Treasury Bills - 39.6% (11)	10,100,000	USD	$10,091,245
3.260%, 01/12/2023
3.037%, 01/26/2023	8,300,000	USD	8,279,449
3.983%, 02/02/2023	8,100,000	USD	8,074,334
3.541%, 02/16/2023	9,700,000	USD	9,651,822
3.525%, 02/23/2023	9,720,000	USD	9,661,572
4.210%, 02/28/2023	9,700,000	USD	9,635,391
3.716%, 03/09/2023	9,500,000	USD	9,427,302
4.183%, 03/14/2023	10,200,000	USD	10,117,246
4.168%, 03/16/2023	10,200,000	USD	10,115,513
4.241%, 03/30/2023	9,700,000	USD	9,600,751
4.309%, 04/06/2023	10,500,000	USD	10,386,211
4.429%, 04/20/2023	8,800,000	USD	8,685,399
4.498%, 05/04/2023	7,700,000	USD	7,583,904
4.576%, 05/18/2023	10,000,000	USD	9,830,898
Total United States Treasury Bills (Cost $131,152,637)			131,141,037

TOTAL SHORT-TERM INVESTMENTS (Cost $131,152,637)			131,141,037

Total Investments (Cost $147,637,617) - 57.6%			147,448,262
Other Assets in Excess of Liabilities- 42.4%			108,479,322
TOTAL NET ASSETS - 100.0%			$255,927,584

ADR	American Depositary Receipt
(1)	Foreign issued security.
(2)	Non-income producing security.
(3)	Position held in subsidiary.
(4)	Dual binary option - Option only pays if both terms are met at maturity.
(5)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(6)	Position includes a reverse knock-out (RKO) term at level indicated. The option intermediately terminates if the exchange rate closes at the knock-out
(7)	Binary option - Payoff is either notional amount or option expires worthless.
(8)	Correlation swap option - Option gives right to the Fund to short correlation swap.
(9)	Tiple binary option - Option only pays if all three terms are met at maturity.
(10)	Position includes European knock-out (EKO) term at level indicated. The term must be met at expiration date or position will be knocked out.
(11)	Rate quoted is effective yield of position.

[a]	Counterparty abbreviations

CITI - Citigroup Global Markets

GS - Goldman Sachs

JPM - J.P. Morgan Investment Bank

MS - Morgan Stanley

Reference entity abbreviations

CLG3 - Crude Oil Feb 23 Future

CLH3 - Crude Oil Mar 23 Future

SPX - S&P 500 Index

UKX - FTSE 100 Index

US1YRSOFR - 1 Year USD Swap rate

US10YRSOFR - 10 Year USD Swap rate

XAU - Gold spot price quoted in US dollar

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

WRITTEN OPTIONS - (0.2%)	Contracts	Notional		Value
Call Options Written - (0.0%)	(430)	(931,810)	USD	$(32,035)
CBOE Volatility Index (VIX) at $26, January 18, 2023
CBOE Volatility Index (VIX) at $28, January 18, 2023	(430)	(931,810)	USD	(22,360)
CBOE Volatility Index (VIX) at $30, January 18, 2023	(430)	(931,810)	USD	(16,770)
CBOE Volatility Index (VIX) at $36, January 18, 2023	(430)	(931,810)	USD	(9,460)
Copper Feb 23 Futures at $430, January 26, 2023 (1)	(46)	(4,382,075)	USD	(9,775)
Euro STOXX 50 at 130, December 15, 2023	(77)	(1,082,068)	EUR	(33,711)
Total Call Options Written (Premiums Received $190,926)				(124,111)

Put Options Written - (0.2%)	(430)	(931,810)	USD	(35,905)
CBOE Volatility Index (VIX) at $22, January 18, 2023
CBOE Volatility Index (VIX) at $23, January 18, 2023	(430)	(931,810)	USD	(59,340)
CBOE Volatility Index (VIX) at $24, January 18, 2023	(430)	(931,810)	USD	(87,935)
Crude Oil Dec 23 Future at $60, October 26, 2023 (1)	(59)	(4,817,350)	USD	(244,260)
Copper Feb 23 Futures at $350, January 26, 2023 (1)	(46)	(4,382,075)	USD	(26,450)
Total Put Options Written (Premiums Received $567,985)				(453,890)

Over-The-Counter Options Written - (0.0%)	Counterparty	Contracts	Notional		Value
EUR Call / USD Put at 1.1000, June 1, 2023	JPM	(3,154,000)	(3,154,000)	EUR	(46,487)
Total Put Options Written (Premiums Received $41,413)					(46,487)

TOTAL WRITTEN OPTIONS (Premiums Received $800,324)					$(624,488)

(1) Position held in subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

FORWARD CURRENCY CONTRACTS (1)

Settlement	Currency	Pay	Currency	Receive	Unrealized
Date	Delivered	Amount	Received	Amount	Gain/(Loss)
01/04/2023	JPY	27,335,594	USD	205,253	$(3,176)
01/04/2023	USD	13	JPY	1,782	—
01/04/2023	USD	27,642	NZD	43,572	24
01/31/2023	CHF	238,154	USD	253,200	(5,325)
01/31/2023	CNH	86,727,704	USD	12,319,422	(245,240)
01/31/2023	DKK	722,757	USD	102,380	(1,934)
01/31/2023	EUR	1,527,000	HUF	629,802,665	33,361
01/31/2023	EUR	1,658,303	PLN	7,832,008	3,315
01/31/2023	EUR	505,744	USD	531,321	(11,304)
01/31/2023	GBP	351,284	USD	424,930	(140)
01/31/2023	HUF	1,085,223,529	EUR	2,582,558	(109,673)
01/31/2023	HUF	89,637,879	USD	227,326	(10,604)
01/31/2023	JPY	87,296,300	USD	650,000	(18,122)
01/31/2023	MXN	90,946,155	USD	4,652,620	15,312
01/31/2023	NOK	28,164,373	USD	2,869,800	(9,020)
01/31/2023	NZD	10,359	USD	6,448	(132)
01/31/2023	PLN	28,128,274	EUR	5,896,920	(74,985)
01/31/2023	PLN	5,867,684	USD	1,299,000	(36,470)
01/31/2023	SEK	24,620,232	USD	2,377,982	13,948
01/31/2023	SGD	4,863,247	USD	3,588,613	(44,459)
01/31/2023	USD	1,115,441	CHF	1,034,105	7,115
01/31/2023	USD	1,400,000	CNH	9,993,718	47,838
01/31/2023	USD	90,000	HUF	34,406,776	1,327
01/31/2023	USD	6,018,013	MXN	119,805,055	90,799
01/31/2023	USD	2,568,236	NOK	25,378,941	25,871
01/31/2023	USD	945,883	PLN	4,219,286	14,416
01/31/2023	USD	591,513	SEK	6,128,235	(3,080)
01/31/2023	USD	8,771,856	SGD	11,991,161	186,100
01/31/2023	USD	20,000	ZAR	350,868	588
01/31/2023	ZAR	5,509,610	USD	317,712	(5,576)
03/15/2023	BRL	4,387,887	USD	818,000	(1,285)
03/15/2023	CLP	691,449,033	USD	773,004	(34,019)
03/15/2023	IDR	43,698,720,600	USD	2,793,672	(10,629)
03/15/2023	INR	559,539,728	USD	6,744,564	10,930
03/15/2023	KRW	474,110,822	USD	363,909	(11,847)
03/15/2023	PHP	32,114,033	USD	574,700	(254)
03/15/2023	THB	38,780,424	USD	1,120,136	(7,858)
03/15/2023	TRY	9,399,774	USD	469,678	(5,110)
03/15/2023	TWD	325,831,900	USD	10,746,810	61,520
03/15/2023	USD	7,494,525	BRL	39,949,872	(35,276)
03/15/2023	USD	763,181	CLP	658,133,401	4,958
03/15/2023	USD	4,186,551	IDR	65,572,375,807	21,460
03/15/2023	USD	2,966,150	INR	245,908,000	(6,835)
03/15/2023	USD	50,000	KRW	62,984,100	(82)
03/15/2023	USD	180,000	PHP	10,063,144	166
03/15/2023	USD	1,117,640	THB	38,780,424	10,354
03/15/2023	USD	8,486,062	TWD	255,796,218	(97,513)
					$(240,546)

(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

FUTURES CONTRACTS

		Number of
		Contracts		Notional		Unrealized
	Description	Long (Short)	Expiration Date	Amount		Gain/(Loss)
	Amsterdam Exchanges Index	2	January 2023	295,293	EUR	$(21,773)
	Australia SPI 200 Index	5	March 2023	595,064	AUD	(11,302)
	Australian 3 Year Government Bond	(15)	March 2023	(1,090,689)	AUD	9,809
	Australian 10 Year Government Bond	(22)	March 2023	(1,732,760)	AUD	58,133
	Australian Dollar	133	March 2023	9,081,905	USD	(48,579)
*	Brent Crude	9	January 2023	773,190	USD	15,256
*	Brent Crude	76	October 2023	6,205,400	USD	152,924
	British Pound	(204)	March 2023	(15,407,100)	USD	261,708
	CAC 40 Index	13	January 2023	900,422	EUR	(31,964)
	Canadian 10 Year Government Bond	(15)	March 2023	(1,357,644)	CAD	22,094
	Canadian Dollar	213	March 2023	15,744,960	USD	31,421
*	Canola	(13)	March 2023	(166,254)	CAD	(2,780)
	CBOE Volatility Index	26	January 2023	600,551	USD	(23,149)
	CBOE Volatility Index	(31)	February 2023	(760,904)	USD	9,226
*	Cocoa	1	March 2023	26,000	USD	350
*	Coffee ‘C’	(3)	March 2023	(188,213)	USD	(1,238)
*	Copper	(8)	March 2023	(762,100)	USD	(34,289)
*	Corn	9	March 2023	305,325	USD	(4,175)
*	Cotton No. 2	(2)	March 2023	(83,370)	USD	(3,205)
*	Crude Oil	23	January 2023	1,845,980	USD	118,538
	DAX Mini	17	March 2023	1,272,739	EUR	(40,761)
	E-mini Russell 2000 Index	(1)	March 2023	(88,545)	USD	3,153
	E-mini S&P 500	129	March 2023	24,903,450	USD	(800,817)
	E-mini S&P 500 Energy Sector Index	1	March 2023	92,040	USD	3,370
	Euro FX Currency	(62)	March 2023	(8,334,350)	USD	(32,461)
	EURO STOXX 50 Dividend Index	39	December 2023	547,726	EUR	32,980
	EURO STOXX 50 Dividend Index	(57)	December 2024	(711,440)	EUR	(53,918)
	EURO STOXX 50 Dividend Index	(59)	December 2025	(701,667)	EUR	(34,640)
	Euro STOXX 50 Index	125	March 2023	5,064,548	EUR	(211,938)
	Euro STOXX 50 Volatility Index	(42)	January 2023	(98,684)	EUR	2,101
	Euro STOXX 50 Volatility Index	(130)	February 2023	(317,976)	EUR	16,003
	Euro-BTP Italian Government Bond	(93)	March 2023	(10,843,148)	EUR	651,366
	Euro-Bund	40	March 2023	5,691,776	EUR	(224,731)
	Euro-BUXL 30 Year Bond	(2)	March 2023	(289,534)	EUR	31,878
	Euro-OAT	(14)	March 2023	(1,907,749)	EUR	52,441
*	European Climate Exchange Emission Allowances	2	December 2023	179,771	EUR	(11,668)
	Euro-Schatz	(11)	March 2023	(1,241,311)	EUR	5,823
*	Feeder Cattle	(3)	March 2023	(279,338)	USD	(1,405)
	FTSE 100 Index	140	March 2023	12,636,491	GBP	(60,685)
	FTSE 250 Index	(228)	March 2023	(10,398,868)	GBP	(10,641)
	FTSE/JSE TOP 40 Index	2	March 2023	79,712	ZAR	(2,125)
	FTSE/MIB Index	2	March 2023	253,781	EUR	(12,171)
*	Gold 100 oz	15	February 2023	2,739,300	USD	1,680
	Hang Seng China Enterprises Index	(6)	January 2023	(259,818)	HKD	(2,434)
	Hang Seng Index	1	January 2023	127,571	HKD	(333)
	IBEX 35 Index	2	January 2023	175,431	EUR	(2,177)
	Japan 10 Year Bond	(29)	March 2023	(32,142,182)	JPY	435,081
	Japanese Yen	118	March 2023	11,367,825	USD	106,692
	Korea 3 Year Bond	(16)	March 2023	(1,308,976)	KRW	9,602
	Korea 10 Year Bond	18	March 2023	1,565,125	KRW	(50,756)
	Korea Stock Exchange KOSPI 200 Index	(7)	March 2023	(405,289)	KRW	16,583
*	Lean Hogs	11	February 2023	385,880	USD	(480)
*	Live Cattle	12	February 2023	757,920	USD	9,220

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

FUTURES CONTRACTS (Continued)

		Number of
		Contracts		Notional		Unrealized
	Description	Long (Short)	Expiration Date	Amount		Gain/(Loss)
*	London Metal Exchange Copper	6	January 2023	1,255,952	USD	$49,331
*	London Metal Exchange Copper	(6)	January 2023	(1,255,952)	USD	(93,840)
*	London Metal Exchange Copper	3	February 2023	628,163	USD	(2,888)
*	London Metal Exchange Lead	2	January 2023	116,125	USD	6,585
*	London Metal Exchange Lead	(2)	January 2023	(116,125)	USD	(16,831)
*	London Metal Exchange Lead	(1)	February 2023	(57,838)	USD	(2,837)
*	London Metal Exchange Nickel	1	January 2023	179,406	USD	35,781
*	London Metal Exchange Nickel	(1)	January 2023	(179,406)	USD	(2,070)
*	London Metal Exchange Nickel	1	February 2023	179,790	USD	6,966
*	London Metal Exchange Primary Aluminum	2	January 2023	117,476	USD	(5,430)
*	London Metal Exchange Primary Aluminum	(2)	January 2023	(117,476)	USD	(4,966)
*	London Metal Exchange Primary Aluminum	(1)	February 2023	(58,988)	USD	2,721
*	London Metal Exchange Zinc	1	January 2023	74,756	USD	(1,994)
*	London Metal Exchange Zinc	(1)	January 2023	(74,756)	USD	(5,946)
*	London Metal Exchange Zinc	(1)	February 2023	(74,581)	USD	2,081
	Long Gilt	(106)	March 2023	(12,802,118)	GBP	510,529
*	Low Sulphur Gas Oil	1	February 2023	90,600	USD	(125)
	Mexican Peso	138	March 2023	3,492,780	USD	27,886
*	Milling Wheat No. 2	(2)	March 2023	(33,104)	EUR	(1,070)
	MSCI Emerging Markets Index	2	March 2023	95,940	USD	(1,615)
	MSCI World Index	14	March 2023	1,122,800	USD	2,570
	NASDAQ 100 E-mini	(6)	March 2023	(1,322,670)	USD	2,850
	New Zealand Dollar	(82)	March 2023	(5,202,080)	USD	(4,959)
	Nikkei 225 Mini	184	March 2023	3,656,446	JPY	(180,628)
	Norwegian Krone	18	March 2023	3,677,760	USD	(2,428)
*	NY Harbor ULSD	1	January 2023	138,390	USD	4,515
	OMX 30 Index	18	January 2023	352,243	SEK	(14,681)
*	Platinum	4	April 2023	216,580	USD	10,180
*	RBOB Gasoline	1	January 2023	104,089	USD	6,458
*	Red Spring Wheat	(1)	March 2023	(46,938)	USD	(1,175)
*	Robusta Coffee	(17)	March 2023	(305,830)	USD	10,060
	S&P 500 Dividend Index	34	February 2022	562,275	USD	8,075
	S&P 500 Dividend Index	43	December 2024	678,325	USD	1,225
	S&P 500 Dividend Index	43	December 2025	669,188	USD	(6,462)
	S&P/Toronto Stock Exchange 60 Index	8	March 2023	1,382,452	CAD	(28,392)
	SGX MSCI Singapore Index	(3)	January 2023	(65,078)	SGD	(155)
*	SGX TSI Iron Ore	1	February 2023	11,612	USD	29
	Short-Term Euro-BTP	(33)	March 2023	(3,712,981)	EUR	38,932
*	Silver	2	March 2023	240,400	USD	3,200
*	Soybean	5	March 2023	381,000	USD	14,875
*	Soybean Meal	6	March 2023	282,600	USD	23,930
*	Soybean Oil	1	March 2023	38,442	USD	1,842
*	Sugar No. 11	11	February 2023	246,893	USD	1,546
	Swiss Franc	(17)	March 2023	(2,316,675)	USD	(439)
	U.S. 2 Year Treasury Note	10	March 2023	2,050,781	USD	(6,797)
	U.S. 5 Year Treasury Note	(3)	March 2023	(323,789)	USD	2,016
	U.S. 10 Year Treasury Note	(38)	March 2023	(4,267,281)	USD	45,716
	U.S. Treasury Long Bond	(1)	March 2023	(125,344)	USD	2,563
	Ultra 10-Year U.S. Treasury Note	(1)	March 2023	(118,281)	USD	3,000
*	White Sugar	14	February 2023	388,080	USD	16,065
	XAU Utilities Dec20	1	March 2023	71,620	USD	(1,690)
						$774,946

* Position held in Subsidiary

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

INTEREST RATE SWAPS *

Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
BRL-CDI 13.65%	13.125%	At maturity	11/11/2022	1/2/2025	33,666,056	BRL	$51,712	$4,760	$46,952
BRL-CDI 13.65%	13.445%	At maturity	12/14/2022	1/2/2026	21,780,104	BRL	104,419	8,208	96,211
3.491%	CAD-BA-CDOR 4.94%	6 Month	3/15/2023	3/15/2028	1,045,800	CAD	6,305	—	6,305
4.069%	CLP-TNA 2.09%	6 Month	3/15/2023	3/15/2033	343,600,000	CLP	35,148	(455)	35,603
CNY-CNREPOFIX 2.76%	2.890%	3 Month	3/15/2023	3/15/2028	74,124,000	CNY	37,164	5,838	31,326
2.669%	EUR-EuroSTR -0.02%	12 Month	3/15/2023	3/15/2025	2,784,900	EUR	32,361	—	32,361
2.401%	EUR-EuroSTR -0.02%	12 Month	3/15/2023	3/15/2028	2,032,000	EUR	58,730	(1,416)	60,146
1.850%	EUR-EuroSTR -0.02%	12 Month	3/15/2023	3/15/2053	447,300	EUR	60,589	(763)	61,352
GBP-SONIA 1.39%	4.335%	12 Month	3/15/2023	3/15/2025	10,091,200	GBP	(40,225)	1,433	(41,658)
3.005%	GBP-SONIA 1.39%	12 Month	3/15/2023	3/15/2053	998,500	GBP	96,981	19,382	77,599
4.065%	HKD-HIBOR-HKAB 4.99%	3 Month	3/15/2023	3/15/2026	5,330,000	HKD	1,973	(169)	2,142
HKD-HIBOR-HKAB 4.99%	3.651%	3 Month	3/15/2023	3/15/2033	3,300,000	HKD	(6,413)	301	(6,714)
11.907%	HUF-BUBOR 15.75%	6 Month	3/16/2023	3/15/2026	164,050,000	HUF	2,504	44	2,460
8.981%	HUF-BUBOR 15.75%	6 Month	3/16/2023	3/16/2033	455,520,200	HUF	29,200	386	28,814
3.215%	ILS-TELBOR01 3.58%	3 Month	3/15/2023	3/15/2033	3,800,000	ILS	39,279	(2,222)	41,501
6.267%	INR-FBIL-MIBOR 6.60%	6 Month	3/15/2023	3/15/2028	40,900,000	INR	3,749	(284)	4,033
0.175%	JPY-TONA-OIS -0.03%	12 Month	3/15/2023	3/15/2025	1,374,144,100	JPY	25,395	315	25,080
0.632%	JPY-TONA-OIS -0.03%	12 Month	3/15/2023	3/15/2028	738,838,200	JPY	(8,237)	3,431	(11,668)
0.930%	JPY-TONA-OIS -0.03%	12 Month	3/15/2023	3/15/2033	379,610,000	JPY	(9,277)	1,235	(10,512)
1.224%	JPY-TONA-OIS -0.03%	12 Month	3/15/2023	3/15/2063	112,600,000	JPY	40,046	(2,051)	42,097
8.317%	MXN-TIIE-Banxico 10.77%	28 Days	3/15/2023	3/2/2033	500,000	MXN	(590)	(6)	(584)
NOK-NIBOR 3.51%	3.072%	6 Month	3/15/2023	3/15/2028	12,331,300	NOK	(9,075)	—	(9,075)
2.974%	NOK-NIBOR 3.51%	6 Month	3/15/2023	3/15/2033	13,100,000	NOK	32,164	641	31,523
NZD-BBR-FRA 4.25%	5.071%	3 Month	3/15/2023	3/15/2025	8,954,000	NZD	(35,153)	(4,638)	(30,515)
4.718%	NZD-BBR-FRA 4.25%	3 Month	3/15/2023	3/15/2026	2,600,000	NZD	18,419	1,450	16,969
5.929%	PLN-WIBOR-WIBO 7.04%	6 Month	3/15/2023	3/15/2026	1,000,000	PLN	2,479	(10)	2,489
PLN-WIBOR-WIBO 7.04%	5.443%	6 Month	3/15/2023	3/15/2033	800,000	PLN	(8,720)	(174)	(8,546)
SEK-STIBOR 2.70%	2.981%	3 Month	3/15/2023	3/15/2025	30,420,000	SEK	(32,992)	—	(32,992)
SEK-STIBOR 2.70%	2.684%	3 Month	3/15/2023	3/15/2028	14,864,700	SEK	(39,345)	137	(39,482)
3.228%	SGD-SORA 2.54%	6 Month	3/15/2023	3/15/2026	900,000	SGD	307	74	233
2.862%	SGD-SORA 2.54%	6 Month	3/15/2023	3/15/2033	300,000	SGD	2,884	10	2,874
2.255%	THB-THOR-OIS 1.47%	3 Month	3/15/2023	3/15/2028	39,000,000	THB	(2,548)	(105)	(2,443)
1.160%	TWD-TAIBOR 1.36%	3 Month	3/15/2023	3/15/2028	70,600,000	TWD	15,495	—	15,495
USD-LIBOR-BBA 4.77%	4.068%	3 Month	3/15/2023	3/15/2026	300,000	USD	(1,485)	11	(1,496)
9.263%	ZAR-JIBAR-SAFEX 7.26%	3 Month	3/15/2023	3/15/2033	9,800,000	ZAR	175	(16)	191
Total of Interest Rate Swaps							$503,418	$35,347	$468,071

* Counterparty is J.P. Morgan Investment Bank

AUD - Australian Dollar	KRW - South-Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	NOK - Norwegian Kroner
CHF - Swiss Franc	NZD - New Zealand Dollar
CLP - Chilean Peso	PHP - Philippine Peso
CNH/CNY - Chinese Yuan Renminbi	PLN - Polish Zloty
DKK - Danish Krone	SEK - Swedish Krona
EUR - Euro	SGD - Singapore Dollar
GBP - British Pound	THB - Thai Baht
HUF - Hungarian Forint	TRY - Turkish Lira
IDR - Indonesian Rupiah	TWD - Taiwan Dollar
ILS - Israeli New Shekel	USD - US Dollar
INR - Indian Rupee	ZAR - South African Rand
JPY - Japanese Yen

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

INFLATION SWAPS *

Rate paid	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
3.489%	USA-CPI-U	At maturity	1/14/2022	1/14/2024	10,352,125	USD	$296,275	$17,789	$278,486
4.070%	USA-CPI-U	At maturity	5/13/2022	5/13/2024	6,934,560	USD	(16,936)	210	(17,146)
4.190%	USA-CPI-U	At maturity	6/22/2022	6/22/2024	1,360,600	USD	(15,350)	—	(15,350)
4.205%	USA-CPI-U	At maturity	6/22/2022	6/22/2024	1,133,800	USD	(13,122)	—	(13,122)
4.283%	USA-CPI-U	At maturity	6/22/2022	6/22/2024	7,551,200	USD	(98,893)	—	(98,893)
4.350%	USA-CPI-U	At maturity	4/5/2022	4/5/2024	5,748,200	USD	833	(476)	1,309
4.413%	USA-CPI-U	At maturity	4/14/2022	4/14/2024	2,373,600	USD	(6,162)	—	(6,162)
4.440%	USA-CPI-U	At maturity	5/6/2022	5/6/2024	6,826,900	USD	(51,439)	(6,067)	(45,372)
2.619%	EUR-EXT-CPI	At maturity	8/15/2022	8/15/2032	5,712,600	EUR	95,867	(8,872)	104,739
EUR-EXT-CPI	3.105%	At maturity	8/15/2022	8/15/2027	5,726,689	EUR	(29,116)	(7,263)	(21,853)
4.430%	UK-RPI	At maturity	10/15/2022	10/15/2027	2,053,400	GBP	51,016	—	51,016
4.675%	UK-RPI	At maturity	9/15/2022	9/15/2027	3,244,500	GBP	31,628	40,055	(8,427)
USA-CPI-U	2.766%	At maturity	9/2/2022	9/2/2032	5,440,668	USD	113,392	25,300	88,092
2.945%	USA-CPI-U	At maturity	9/23/2022	9/23/2024	3,803,200	USD	(26,844)	—	(26,844)
3.300%	USA-CPI-U	At maturity	7/15/2022	7/15/2024	9,247,700	USD	12,219	—	12,219
2.498%	USA-CPI-U	At maturity	12/22/2022	12/22/2027	2,545,100	USD	4,628	—	4,628
2.943%	USA-CPI-U	At maturity	9/2/2022	9/2/2027	6,201,455	USD	(120,825)	(22,389)	(98,436)
Total of Inflation Swaps							$227,171	$38,287	$188,884

CREDIT DEFAULT SWAPS *

Reference Entity	Buy/Sell Protection	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
Markit iTraxx Europe Index	Buy	1.00%	12/20/2027	500,000	EUR	$(2,049)	$7,560	$(9,609)
Markit iTraxx Europe Crossover Index	Buy	5.00%	12/20/2027	100,000	EUR	(1,247)	(1,745)	498
Markit CDX North America High Yield Index	Buy	5.00%	12/20/2027	100,000	USD	(750)	(832)	82
Total of Credit Default Swaps - Buy Protection						$(4,046)	$4,983	$(9,029)

Reference Entity	Buy/Sell Protection	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
Markit CDX North America Investment Grade Index	Sell	(1.00%)	12/20/2027	100,000	USD	$830	$661	$169
Total of Credit Default Swaps - Sell Protection						$830	$661	$169

1  Floating rate definitions

BRL-CDI - Brazil Average One-Day Interbank Deposit

CAD-BA-CDOR - Canada 3 Month Interbank Rate

CLP-TNA - Chile Indice de Camara Promedio Interbank Overnight Index

CNY-CNREPOFIX - China Foreign Exchange Trade System 7 day Interbank Repo Fixing Rate

EUR-EuroSTR - Compounded averages of Euro Short-Term Rate

EUR-EXT-CPI - European Consumer Price Index ex Tobacco

GBP-SONIA - Sterling Overnight Index Average

HKD-HIBOR-HKAB - Hong Kong Inter-Bank Offered Rate

HUF-BUBOR - Budapest Inter-Bank Offered Rate

ILS-TELBOR01 - Bank of Israel Tel Aviv Interbank Offered Rate

INR-FBIL-MIBOR - Financial Benchmarks India Overnight Mumbai Interbank Outright Rate

JPY-TONA-OIS - Tokyo Overnight Average Rate

MXN-TIIE-Banxico - Mexico 28 Day Interbank Equilibrium Interest Rate (TIIE)

NOK-NIBOR - Norway Interbank Offered Rate

NZD-BBR-FRA - New Zealand Official Cash Rate

PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty

SEK-STIBOR - Swedbank Stockholm Interbank Offered Rate Offered Rate

SGD-SORA - Singapore Overnight Rate Average

THB-THOR-OIS - Thai Baht Thai Overnight Repurchase Rate

TWD-TAIBOR-Reuters - Taipei Interbank Offered Rate

UK RPI - United Kingdom Retail Price Index

USA-CPI-U - U.S. Consumer Price Index for Urban Consumers

USD-LIBOR-BBA - U.S. Dollar - London Inter-Bank Offered Rate

ZAR-JIBAR-SAFEX - Johannesburg Interbank Average Rate

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

	TOTAL RETURN SWAPS *
		Counter-		Payment	Termination	Notional		Unrealized
	Reference Entity	party [a]	Rate Paid/Received [b]	Frequency	Date	Amount		Gain/(Loss)
[1]	BCIIACTM Index	B	SOFR 1D + 0.26% (4.560%)	monthly	07/21/2023	(563,082)	USD	$(3,026)
[2]	BCIIBATM Index	B	SOFR 1D + 0.40% (4.700%)	monthly	12/19/2023	188,368	USD	(11,174)
[3]	CGFCECO2 Index	CITI	SOFR 1D - 0.41% (3.390%)	monthly	03/03/2023	(581,288)	USD	25,985
[4]	CGFOREIT Index	CITI	USD OBFR - 0.05% (4.151%)	monthly	12/13/2023	(1,845,694)	USD	19,423
	Ozon Holdings PLC	CITI	USD OBFR - 4.05% (0.151%)	monthly	03/10/2023	(10,427)	USD	14
	Corteva Inc	JPM	USD OBFR + 0.30% (4.620%)	monthly	06/07/2023	297	USD	(4)
	Cosan SA	MS	BRL CDI + 1.50% (15.150%)	monthly	09/15/2023	143,646	BRL	2,191
	Ecolab Inc.	JPM	USD OBFR + 0.30% (4.620%)	monthly	06/07/2023	144	USD	1
	FMC Corp	JPM	USD OBFR + 0.30% (4.620%)	monthly	06/07/2023	125	USD	—
[5]	GSGLFPAY Index	GS	USD OBFR + 0.40% (4.700%)	monthly	12/05/2025	370,159	USD	(1,136)
[6]	GSGLPHRE Index	GS	USD OBFR - 0.35% (3.950%)	monthly	10/07/2025	(1,244,939)	USD	(8,602)
[7]	GSGLPLAS Index	GS	USD OBFR - 1.00% (3.300%)	monthly	11/24/2025	(316,681)	USD	(10,217)
[8]	GSMBATDM Index	GS	USD OBFR + 0.45% (4.750%)	monthly	09/10/2025	1,960,835	USD	8,828
[9]	GSMBEDIS Index	GS	EUR ESTRON - 0.66% (1.243%)	monthly	12/22/2025	(530,927)	EUR	4,400
	IDEXX Laboratories Inc.	JPM	USD OBFR + 0.30% (4.620%)	monthly	06/07/2023	836	USD	(24)
[11]	JPFCUOIL Index	JPM	USD OBFR + 0.45% (4.770%)	monthly	01/24/2024	379,914	USD	3,110
[11]	JPFUAIR Index	JPM	USD OBFR - 1.05% (3.270%)	monthly	12/27/2023	(1,150,881)	USD	19,221
[12]	JPFUMEBK Index	JPM	USD OBFR + 0.30% (4.620%)	monthly	08/29/2023	557,594	USD	2,413
[13]	JPFUMEDA Index	JPM	USD OBFR + 0.40% (4.720%)	monthly	01/10/2024	1,133,369	USD	(3,703)
[14]	JPFUNOI1 Index	JPM	USD OBFR - 0.65% (3.670%)	monthly	01/03/2024	(373,188)	USD	(14,547)
[15]	JPFUOMED Index	JPM	USD OBFR - 0.50% (3.820%)	monthly	08/29/2023	(1,466,984)	USD	(2,484)
[16]	JPFURU1 Index	JPM	USD OBFR + 0.30% (4.620%)	monthly	03/30/2023	1	USD	(1)
[17]	JPFUSHP2 Index	JPM	USD OBFR - 1.20% (3.120%)	monthly	06/21/2023	(1,080,137)	USD	(40,922)
[18]	JPFUSOEC Index	JPM	USD OBFR - 0.75% (3.570%)	monthly	12/11/2023	(519,701)	USD	(15,243)
[19]	JPTAOBRL Index	JPM	BRL CDI - 1.60% (12.050%)	monthly	10/25/2023	(1,279,338)	BRL	(4,229)
	Mosaic Co./The	JPM	USD OBFR - 0.20% (4.120%)	monthly	06/07/2023	(275)	USD	13
[20]	MSFDRUS Index	MS	N/A	monthly	07/03/2023	36,496,202	USD	(222,982)
	Nutrien Ltd.	JPM	USD OBFR - 0.20% (4.120%)	monthly	06/07/2023	(297)	USD	4
	Raízen	MS	BRL CDI + 1.50% (15.150%)	monthly	09/15/2023	85,711	BRL	1,988
[21]	S5HLTH	JPM	USD OBFR - 0.35% (3.970%)	monthly	01/02/2024	(1,314,707)	USD	5,536
[22]	S5UTIL	JPM	USD OBFR + 0.20% (4.520%)	monthly	12/27/2023	1,819,017	USD	(10,361)
	Sao Martinho SA	MS	BRL CDI + 1.50% (15.150%)	monthly	09/15/2023	91,868	BRL	1,773
	SK Innovation Co. Ltd.	MS	SOFR 1D + 0.75% (5.050%)	monthly	11/07/2024	49,130	USD	(1,009)
	SLC Agrícola	MS	BRL CDI + 1.50% (15.150%)	monthly	09/15/2023	69,881	BRL	404
	Sociedad Química y Minera de Chile SA	JPM	USD OBFR - 0.20% (4.120%)	monthly	06/07/2023	(84)	USD	2
[23]	SX86P	JPM	EUR ESTRON + 0.35% (2.255%)	monthly	10/30/2023	18,627	EUR	(59)
	Zoetie Inc.	JPM	USD OBFR + 0.30% (4.620%)	monthly	06/07/2023	290	USD	2
Total of Total Return Swaps								$(254,415)

[a] Counterparty abbreviations	[b] Floating rate definitions
B - Barclays	BRL CDI - Brazil Average One-Day Interbank Deposit
CITI - Citigroup Global Markets	ESTRON - Euro Short-term Rate Overnight
GS - Goldman Sachs	EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest
JPM - J.P. Morgan Investment Bank	rates at which a panel of European banks borrow funds from one another.
MS - Morgan Stanley	HIBOR - Hong Kong Inter-Bank Offered Rate
LIBOR - London Interbank Offered Rate
OBFR - Overnight Bank Funding Rate
SOFR - Secured Overnight Financing Rate
TONA - Tokyo Overnight Average Rage

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

*    No Upfront premiums paid on the Total Return Swaps.

1    BCIIACTM is a custom basket of investment management company stocks.

2    BCIIBATM is a custom basket of battery manufacturer company stocks.

3    CGFCECO2 is a custom basket of e-commerce company stocks.

4    CGFOREIT is a custom basket of real estate investment trust stocks.

5    GSGLFPAY is a custom basket of financial services company stocks.

6    GSGLPHRE is a custom basket of retail company stocks.

7    GSGLPLAS is a custom basket of plastics company stocks.

8    GSMBATDM is a custom basket of retail company stocks.

9    GSMBEDIS is a custom basket of European company stocks.

10  JPFCUOIL is a custom basket of U.S. oil company stocks

11  JPFUAIR is a custom basket of airline company stocks.

12  JPFUMEBK is a custom basket of financial services company stocks.

13  JPFUMEDA is a custom basket of media company stocks.

14  JPFUNOI1 is a custom basket of oil company stocks.

15  JPFUOMED is a custom basket of media company stocks.

16  JPFURU1 is a custom basket of Russian company stocks.

17  JPFUSHP2 is a custom basket of containership company stocks.

18  JPFUSOEC is a custom basket of Chinese company stocks

19  JPTAOBRL is a custom basket of Brazilian stocks.

20  MSFDRUS - The components of the basket as of December 31, 2022 are shown on the following pages.

21  S5HLTH - S&P 500 Health Care Index

22  S5UTIL - S&P 500 Utilities Index

23  SX86P - STOXX Europe 600 Real Estate Index.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2022

MSFDRUS Index

Name	Quantity	Value	Weight
USD Cash	28,498,892	$28,498,892	78.80%
NOK Cash	(18,743,354)	(1,874,335)	(5.18%)
EUR Cash	(1,709,600)	(1,829,272)	(5.06%)
CNY Cash	(4,933,556)	(690,698)	(1.91%)
Elevance Health Inc	1,304	668,913	1.85%
Unitedhealth Group	1,025	543,435	1.50%
Cigna Corporation	1,584	524,842	1.45%
BP Plc	84,689	483,574	1.34%
Shell Plc-New	16,501	466,318	1.29%
GBP Cash	(380,134)	(456,161)	(1.26%)
Totalenergies SE	6,897	431,683	1.19%
JPY Cash	(41,612,698)	(416,127)	(1.15%)
HKD Cash	(2,928,925)	(380,760)	(1.05%)
Humana Inc.	717	367,240	1.02%
Cheniere Energy	2,424	363,503	1.01%
AUD Cash	(520,335)	(353,828)	(0.98%)
Molina Healthcare	801	264,506	0.73%
Mowi ASA	15,504	263,103	0.73%
Archer-Daniels	2,714	251,995	0.70%
Golar LNG Ltd	10,530	239,979	0.66%
Bayer AG	4,152	214,119	0.59%
Republic Services	1,600	206,384	0.57%
Bakkafrost	3,244	202,847	0.56%
Centene Corp	2,448	200,760	0.56%
ENI Spa	13,473	191,047	0.53%
Telefonicas.A.	(36,259)	(178,032)	(0.49%)
Woodside Energy Group Ltd	7,351	176,645	0.49%
Oneok Inc	(2,572)	(168,980)	(0.47%)
Waste Management	1,075	168,646	0.46%
Waste Connections Inc	1,240	164,250	0.45%
Raytheon Technologies Corp	1,627	164,197	0.45%
Corteva Inc	2,793	164,173	0.45%
Bunge Ltd	1,641	163,723	0.45%
Nippon Yusen KK	6,459	152,239	0.42%
Targa Resources Corp	(2,048)	(150,528)	(0.42%)
Salmar ASA	3,850	150,381	0.42%
Wallenius Wilhelmsen ASA	15,174	149,464	0.41%
Enbridge Inc	(3,803)	(148,697)	(0.41%)
Equinor ASA	4,120	146,796	0.40%
Telia Company	(55,073)	(140,987)	(0.39%)
Telstra Group Ltd	(51,025)	(138,278)	(0.38%)
OMV AG	2,686	137,872	0.38%
DKK Cash	(937,646)	132,788	0.37%
FMC Corp	1,064	132,566	0.37%
Darling Ingredients Inc	2,118	(131,270)	(0.36%)
Singapore Telecommunications	(67,917)	(130,401)	(0.36%)
Clean Harbors	1,132	129,184	0.36%
Bae Systems Plc	12,470	128,940	0.36%
Flex Lng Ltd	3,890	126,697	0.35%
Repsol S.A.	7,994	123,747	0.34%
Other Underlying Index Components *		6,457,787	17.86%
		$36,164,881	100.00%

* Largest 50 underlying components by market value at December 31, 2022 are listed.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statement of Assets and Liabilities (Unaudited)

December 31, 2022

Assets
Investments, at value (cost $147,637,617)	$147,448,262
Cash	60,752,918
Cash collateral for derivative instruments	28,645,084
Deposits with brokers for derivative instruments	19,979,632
Foreign currency, at value (cost $2,165,314)	2,164,987
Premiums paid for swaps	139,231
Unrealized appreciation on swaps	1,300,302
Unrealized appreciation on forward currency contracts	549,402
Receivables:
Investment securities sold	654,581
Dividend and tax reclaim receivable	7,712
Fund shares sold	797,572
Prepaid expenses	48,509
Total Assets	262,488,192

Liabilities
Written options, at value (premiums received $800,324)	624,488
Premiums received from swaps	59,953
Unrealized depreciation on swaps	906,622
Unrealized depreciation on forward currency contracts	789,948
Payables:
Investment securities purchased	3,153,990
Fund shared redeemed	701,057
Due to Investment Adviser	122,978
Accrued Distribution fees	639
Other accrued expenses	200,933
Total Liabilities	6,560,608

Net Assets	$255,927,584

COMPONENTS OF NET ASSETS
Paid-in capital	$261,417,665
Total accumulated losses	(5,490,081)

Net Assets	$255,927,584

Institutional Class:
Net assets applicable to shares outstanding	$92,713,497
Shares outstanding (unlimited shares authorized with no par value)	10,234,245
Net Asset Value, Redemption Price and Offering Price Per Share	$9.06

Super Institutional Class:
Net assets applicable to shares outstanding	$163,214,087
Shares outstanding (unlimited shares authorized with no par value)	17,942,698
Net Asset Value, Redemption Price and Offering Price Per Share	$9.10

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statement of Operations (Unaudited)

For the Six Months Ended December 31, 2022

Investment Income
Dividend income (Net of foreign tax of $2,421)	$93,763
Interest	1,499,059
Total Investment Income	1,592,822

Expenses
Management fees	808,387
Administration fees	138,920
Transfer agent fees	42,980
Custody fees	41,932
Shareholder servicing fees	37,445
Registration fees	30,344
Audit fees	27,400
Legal fees	26,684
Trustees fees	7,166
Compliance fees	6,440
Reports to shareholders	5,224
Miscellaneous expenses	4,160
Insurance expense	3,496
Total expenses	1,180,578
Less: Expense waived by the Adviser (Note 3)	(200,015)

Net expenses	980,563

Net Investment Income	612,259

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(4,489,181)
Written options	4,778,094
Forward currency contracts	(128,663)
Futures contracts	252,770
Foreign currency	(77,020)
Swap contracts	(3,237,517)
Net realized loss	(2,901,517)
Net change in unrealized appreciation (depreciation) on:
Investments	1,502,927
Written options	(477,363)
Forward currency contracts	31,178
Futures contracts	1,024,241
Foreign currency	(17,405)
Swap contracts	(128,946)
Net change in unrealized appreciation (depreciation)	1,934,632

Net realized and unrealized loss on investments, written options, forward currency, futures contracts, foreign currency, and swap contracts	(966,885)

Net decrease in Net Assets from Operations	$(354,626)

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statements of Changes in Net Assets

Operations	For the Six Months ended December 31, 2022 (Unaudited)	For the Year ended June 30, 2022
Net investment income (loss)	$612,259	$(938,357)
Net realized gain (loss) on investments, written options, forward currency, futures contracts, foreign currency, and swap contracts	(2,901,517)	3,872,072
Net change in unrealized appreciation (depreciation) on investments, written options, forward currency, futures contracts, foreign currency, and swap contracts	1,934,632	(4,016,759)
Net decrease in net assets resulting from operations	(354,626)	(1,083,044)

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Institutional Class	(1,207,965)	(395,320)
Net dividends and distributions to shareholders - Super Institutional Class	(1,481,328)	(7,118,173)
Net decrease in net assets resulting from distributions paid	(2,689,293)	(7,513,493)

CAPITAL TRANSACTIONS
Proceeds from shares sold
Institutional Class	75,784,158	86,557,492
Super Institutional Class	85,060,605	3,823,887
Proceeds from reinvestment of distributions
Institutional Class	823,455	349,089
Super Institutional Class	1,464,262	7,054,812
Cost of units redeemed
Institutional Class	(55,980,517)	(14,413,870)
Super Institutional Class	(7,162,338)	(25,793,464)
Net increase in net assets from capital transactions	99,989,625	57,577,946

Total increase in net assets	96,945,706	48,981,409

Net Assets
Beginning of period	158,981,878	110,000,469
End of period	$255,927,584	$158,981,878

CAPITAL SHARE TRANSACTIONS
Institutional Class
Shares sold	8,178,723	9,325,312
Shares reinvested	91,495	39,136
Shares redeemed	(6,048,812)	(1,550,309)
Net increase in shares outstanding	2,221,406	7,814,139

Super Institutional Class
Shares sold	9,262,312	405,373
Shares reinvested	161,976	789,129
Shares redeemed	(779,162)	(2,661,256)
Net increase (decrease) in shares outstanding	8,645,126	(1,466,754)

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Financial Highlights

Institutional Class

For a capital share outstanding throughout the periods presented

	For the Six Months ended December 31, 2022 (Unaudited)		For the Year ended June 30, 2022	For the Year ended June 30, 2021		For the Year ended June 30, 2020	For the Year ended June 30, 2019	For the Year ended June 30, 2018
Net asset value, beginning of period	$9.17		$10.01	$9.76		$8.99	$9.69	$9.73

Income (loss) from investment operations:
Net investment income (loss) (1)	0.03		(0.06)	(0.10)		(0.00)^	(0.03)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.02)		0.03	1.08		0.77	0.10	0.36
Total from investment operations	0.01		(0.03)	0.98		0.77	0.07	0.28

Less distributions:
From net investment income	—		(0.81)	(0.41)		—	(0.77)	(0.12)
From net realized gain on investments	(0.12)		—	(0.32)		—	—	(0.20)
Total distributions	(0.12)		(0.81)	(0.73)		—	(0.77)	(0.32)

Net asset value, end of period	$9.06		$9.17	$10.01		$9.76	$8.99	$9.69

Total return	0.19	%(2)	-0.09%	10.58%		8.57%	1.09%	2.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$92,713		$73,478	$1,990		$1,340	$2,743	$1,438
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.36	% (3)	1.41%	1.32%		1.19%	1.24%	1.19%
After fees waived by the Adviser (4)	1.14	% (3)	1.13%	1.11%		1.09%	1.13%	1.06%
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	0.39	% (3)	-0.93%	-1.19%		-0.11%	-0.46%	-0.97%
After fees waived by the Adviser (5)	0.61	% (3)	-0.65%	-0.98%		-0.01%	-0.35%	-0.84%
Portfolio turnover rate (6)	227	% (2)	129%	140	% (7)	88%	81%	11%

^	Amount represents less than $0.01 per share.

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)	The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2018, June 30, 2019, June 30, 2020, June 30, 2021 and June 30, 2022, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.18%, 1.23%, 1.18%, 1.26% and 1.41%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.05%, 1.12%, 1.08%, 1.05% and 1.13%, respectively.

(5)	The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2018, June 30, 2019, June 30, 2020, June 30, 2021 and June 30, 2022, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -0.96%, -0.45%, -0.10%, -1.14% and - 0.92%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -0.83%, -0.34%, 0.00%, - 0.93% and -0.64%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

(7)	The portfolio turnover ratio for the year ended June 30, 2021 has been restated to reflect the inclusion of cash equivalents transactions deemed long-term investments.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Financial Highlights

Super Institutional Class

For a capital share outstanding throughout the periods presented

	For the Six Months ended December 31, 2022 (Unaudited)		For the Year ended June 30, 2022	For the Year ended June 30, 2021		For the Year ended June 30, 2020	For the Year ended June 30, 2019	For the Year ended June 30, 2018
Net asset value, beginning of period	$9.20		$10.03	$9.78		$9.00	$9.69	$9.73

Income (loss) from investment operations:
Net investment income (loss) (1)	0.03		(0.08)	(0.10)		0.02	(0.02)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.01)		0.06	1.08		0.76	0.10	0.36
Total from investment operations	0.02		(0.02)	0.98		0.78	0.08	0.28

Less distributions:
From net investment income	—		(0.81)	(0.41)		(0.00)^	(0.77)	(0.12)
From net realized gain on investments	(0.12)		—	(0.32)		—	—	(0.20)
Total distributions	(0.12)		(0.81)	(0.73)		(0.00)	(0.77)	(0.32)

Net asset value, end of period	$9.10		$9.20	$10.03		$9.78	$9.00	$9.69

Total return	0.30	%(2)	0.02%	10.60%		8.69%	1.21%	2.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$163,214		$85,504	$108,011		$167,280	$183,278	$178,578
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.28	% (3)	1.37%	1.29%		1.16%	1.17%	1.19%
After fees waived by the Adviser (4)	1.05	% (3)	1.08%	1.10%		1.06%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets
Before fees waived by the Adviser (5)	0.52	% (3)	-1.14%	-1.16%		0.07%	-0.35%	-0.97%
After fees waived by the Adviser (5)	0.75	% (3)	-0.85%	-0.97%		0.17%	-0.24%	-0.84%
Portfolio turnover rate (6)	227	% (2)	129%	140	% (7)	88%	81%	11%

^	Amount represents less than $0.01 per share.

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)	The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2018, June 30, 2019, June 30, 2020, June 30, 2021 and June 30, 2022, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.18%, 1.16%, 1.15%, 1.24% and 1.33%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.05%, 1.05%, 1.05%, 1.05% and 1.04%, respectively.

(5)	The ratios of net investment income (loss) to average net assets include interest and brokerage expenses. For the periods ended June 30, 2018, June 30, 2019, June 30, 2020, June 30, 2021 and June 30, 2022, excluding interest and brokerage expenses, the ratios of net investment income (loss) to average net assets, before fees waived by the Adviser, were -0.96%, -0.34%, 0.08%, -1.12% and -1.11%, respectively. Excluding interest and brokerage expenses, the ratios of net investment income (loss) to average net assets, after fees waived by the Adviser, were -0.83%, -0.23%, 0.18%, -0.93% and -0.82%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

(7)	The portfolio turnover ratio for the year ended June 30, 2021 has been restated to reflect the inclusion of cash equivalents transactions deemed long-term investments.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited)

December 31, 2022

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The inception date of the Fund was July 31, 2015. The Fund currently offers two classes of shares, Institutional Class and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At December 31, 2022 the Fund’s investment in the Subsidiary represented 3.87% of the Fund’s net assets. The results from operations of the Subsidiary were as follows:

Net investment gain	$13,656
Net realized loss	(1,539,827)
Net change in unrealized appreciation (depreciation)	1,001,444
Net decrease in net assets resulting from Operations	$(524,727)

The consolidated financial statements of the Fund include the financial statements of the Subsidiary.

All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

At December 31, 2022, the investment held in the Subsidiary was $9,893,518; there was $224,879 of unrealized appreciation in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts. There were 285 futures contracts and 509 options contracts as detailed in the Consolidated Schedule of Investments.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type. When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy. Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2022:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Common Stocks *	$12,826,226	$—	$—	$12,826,226
Preferred Stocks *	3,187	—	—	3,187
Right	15	—	—	15
Purchased Options	1,222,991	2,254,806	—	3,477,797
Short-Term Investments	—	131,141,037	—	131,141,037
Total Investments	$14,052,419	$133,395,843	$—	$147,448,262

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Other Financial Instruments
Written Options	$(314,196)	$(310,292)	$—	$(624,488)
Forward Currency Contracts **	—	(240,546)	—	(240,546)
Futures Contracts **	774,946	—	—	774,946
Interest Rate Swaps **	—	468,071	—	468,071
Inflation Swaps **	—	188,884	—	188,884
Credit Default Swaps **	—	(8,860)	—	(8,860)
Total Return Swaps **	—	(254,415)	—	(254,415)
Total Other Financial Instruments	$460,750	$(157,158)	$—	$303,592

*	See Schedule of Investments for breakout by industry.
**	Forward Currency Contracts, Total Return Swaps, Interest Rate Swaps, Inflation Swaps, Credit Default Swaps and Futures Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

(b) Derivatives

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed income securities, interest rates, commodities, or currency exchange rates and related indexes. The Fund may also use these derivatives to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. Additionally, the Fund may use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

Specific types of derivative instruments used by the Fund for the period ended December 31, 2022, include purchased options and warrants; written options; forward currency and futures contracts; and interest rate, inflation, credit default and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked- to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

Dispersion Warrants – The Fund makes investments in dispersion warrants. The final payout is calculated based on the volatility of a basket of underlying stocks compared to an established strike value for each constituent relative to the actual volatility of the overall index compared to an index strike value. The Fund pays a premium for each warrant. The Fund will recognize a gain if the dispersion calculation results in a payment greater than the premium paid. Otherwise, the Fund will recognize a realized loss at maturity. The amount of loss is limited to the amount of premium paid.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract. A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future. The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increases or decreases depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.

The Fund enters into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

The Fund invests in inflation swaps. The two parties exchange the return based on an inflation index for a fixed coupon payment. The value of the Fund’s position changes based on the change in the underlying inflation index value.

The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Adviser does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

Changes in the value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of December 31, 2022:

Consolidated Statement of Assets and Liabilities Location

	Assets
Risk Exposure Category	Investments (1)	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Swaps	Unrealized Appreciation on Futures (2)
Interest rate	$—	$—	$1,204,245	$1,878,983
Credit	—	—	749	—
Currency	2,189,073	549,402	—	427,707
Equity	865,114	—	95,308	70,806
Commodity	405,590	—	—	494,133
Volatility	18,020	—	—	27,330
Total	$3,477,797	$549,402	$1,300,302	$2,898,959

	Liabilities
Risk Exposure Category	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swaps	Unrealized Depreciation on Futures (2)
Interest rate	$—	$—	$(547,290)	$(282,284)
Credit	—	—	(9,609)	—
Currency	(46,487)	(789,948)	—	(88,866)
Equity	(33,711)	—	(349,723)	(1,531,302)
Commodity	(280,485)	—	—	(198,412)
Volatility	(263,805)	—	—	(23,149)
Total	$(624,488)	$(789,948)	$(906,622)	$(2,124,013)

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

(1)     Includes purchased options and warrants.

(2)     Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments. The variation margin is captured in the deposits with brokers for derivative instruments in the Fund’s Consolidated Statement of Assets and Liabilities.

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended December 31, 2022:

Amount of Realized Gain / (Loss) on Derivatives

Risk Exposure Category	Investments (1)	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Interest rate (2)	$—	$541,608	$—	$994,931	$(320,303)	$1,216,236
Commodity	(1,570,828)	2,276,330	—	(2,310,345)	(5,353)	(1,610,196)
Credit	—	—	—	—	45,183	45,183
Currency	(316,403)	81,751	(128,663)	(399,561)	—	(762,876)
Equity	(1,695,490)	1,070,876	—	2,128,756	(2,957,044)	(1,452,902)
Volatility	(323,218)	807,529	—	(161,011)	—	323,300
Total	$(3,905,939)	$4,778,094	$(128,663)	$252,770	$(3,237,517)	$(2,241,255)

Change in Unrealized Gain / (Loss) on Derivatives

Risk Exposure Category	Investments (1)	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Interest rate (2)	$—	$—	$—	$1,510,619	$454,969	$1,965,588
Credit	—	—	—	—	(61,076)	(61,076)
Currency	352,561	(5,073)	31,178	364,486	—	743,152
Equity	(452,722)	(199,265)	—	(1,619,590)	(522,839)	(2,794,416)
Commodity	350,558	(194,208)	—	760,912	—	917,262
Volatility	46,306	(78,817)	—	7,814	—	(24,697)
Total	$296,703	$(477,363)	$31,178	$1,024,241	$(128,946)	$745,813

(1) Includes purchased options and warrants.

(2) Includes inflation risk

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

The average monthly volume of derivative instruments held by the Fund during the period ended December 31, 2022 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Credit default swaps	Notional Amount	$2,121,791
Interest rate swaps *	Notional Amount	$129,799,435
Total return swaps – Long	Notional Amount	$16,718,152
Total return swaps – Short	Notional Amount	$(44,785,233)
Forward currency contracts	Notional Amount	$88,069,982
Futures – Long	Contracts	25,499
Futures – Short	Contracts	(40,308)
Purchased options and warrants	Contracts	1,893
Purchased currency options	Notional Amount	$367,537
Purchased barrier options	Notional Amount	$935,246
Purchased correlation options	Notional Amount	$(72,859)
Written options	Contracts	(2,896)
Written currency options	Notional Amount	$1,117,479

* Includes inflation swaps

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

The following tables set forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2022:

		Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets and (Liabilities)	Consolidated Statement of Assets & (Liabilities)	Consolidated Statement of Assets & (Liabilities)	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:
Purchased Options and Warrants
Barclays	$43,316	$—	$43,316	$—	$—	$43,316
Citigroup	360,303	—	360,303	—	—	360,303
Goldman Sachs	131,378	—	131,378	—	—	131,378
J.P. Morgan Chase	571,119	—	571,119	(46,487)	—	524,632
Morgan Stanley	2,371,681	—	2,371,681	(578,001)	—	1,793,680
Futures Contracts (2)
J.P. Morgan Chase	26,185	(26,185)	—	—	—	—
Morgan Stanley	2,872,774	(2,073,257)	799,517	—	—	799,517
Forward Contracts
J.P. Morgan Chase	549,402	—	549,402	(549,402)	—	—
Swap Contracts
Citigroup	45,422	—	45,422	—	—	45,422
Goldman Sachs	13,228	—	13,228	(13,228)	—	—
J.P. Morgan Chase	1,235,296	—	1,235,296	(648,476)	—	586,820
Morgan Stanley	6,356	—	6,356	(6,356)	—	—
	$8,226,460	$(2,099,442)	$6,127,018	$(1,841,950)	$—	$4,285,068

Liabilities:
Written Options	$(46,487)	$—	$(46,487)	$46,487	$—	$—
J.P. Morgan Chase
Morgan Stanley	(578,001)	—	(578,001)	578,001	—	—
Futures Contracts (2)						—
J.P. Morgan Chase	(50,756)	26,185	(24,571)	—	24,571
Morgan Stanley	(2,073,257)	2,073,257	—	—	—	—
Forward Contracts
J.P. Morgan Chase	(789,948)	—	(789,948)	549,402	240,546	—
Swap Contracts
Barclays	(14,200)	—	(14,200)	—	14,200	—
Goldman Sachs	(19,955)	—	(19,955)	13,228	6,727	—
J.P. Morgan Chase	(648,476)	—	(648,476)	648,476	—	—
Morgan Stanley	(223,991)	—	(223,991)	6,356	217,635	—
	$(4,445,071)	$2,099,442	$(2,345,629)	$1,841,950	$503,679	$—

(1)	Any over-collateralization of total financial instruments or cash is not shown.
(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

(c) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e) Foreign currency translation

Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of December 31, 2022, the Fund held foreign currency.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

(f) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Restricted Cash & Deposits with Broker

At December 31, 2022, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On December 31, 2022, the Fund had pledged the following amounts as collateral for open currency contracts, options, futures and swap contracts:

Counterparty	Amount Pledged (1)	Deposits with Brokers
Barclays	$—	$1,142,760
Citibank, N.A.	6,230,000	—
Goldman Sachs	860,000	—
J.P. Morgan Chase	3,705,084	2,851,765
Morgan Stanley	17,850,000	15,985,107
Total	$28,645,084	$19,979,632

(1)	Excludes non-pledged cash or collateral held by broker.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

(i) Cash – Concentration in Uninsured Cash

For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2022, the Fund held $60,502,918 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) that exceeded the FDIC insurance limit.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at an annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.05%, of average daily net assets for both the Institutional and Super Institutional Classes, excluding any shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At December 31, 2022, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Amount	Expiration
$90,412	June 30, 2023
244,854	June 30, 2024
323,321	June 30, 2025
200,015	December 31, 2025
$858,602

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Fund. For the period ended December 31, 2022, the Fund incurred the following expenses for administration, compliance, custody and transfer agency fees:

Administration	$138,920
Compliance Services	$6,440
Custody	$41,932
Transfer Agency	$42,980

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

At December 31, 2022, the Fund had payables due to Fund Services for administration, compliance, custody, transfer agency fees to U.S. Bank in the following amounts:

Administration	$107,233
Compliance Services	$5,377
Custody	$21,872
Transfer Agency	$34,580

The above payable amounts are included in other accrued expenses in the Consolidated Statement of Assets and Liabilities.

The Independent Trustees were paid $7,166 for their services during the period ended December 31, 2022. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Distribution Plan

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources.

Note 5 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended December 31, 2022, were as follows:

Purchases	$168,617,005
Sales	$124,488,898

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

Note 6 – Federal Income Tax Information

At June 30, 2022, the components of distributable earnings for income tax purposes were as follows:

	Investments	Written Options	Foreign Currencies	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total

Tax cost of Investments	$102,940,930	$(2,059,610)	$1,506,938	$—	$279,372	$667,883	$103,335,513
Unrealized Appreciation	2,001,359	599,966	20,728	204,637	333,455	—	3,160,145
Unrealized Depreciation	(3,855,129)	—	(3,650)	(12,615)	(862,122)	—	(4,733,516)
Net unrealized appreciation (depreciation)	(1,853,770)	599,966	17,078	192,022	(528,667)	—	(1,573,371)

Undistributed Long Term Gain	86,604	—	—	—	—	—	86,604
Other accumulated losses	(959,395)	—	—	—	—	—	(959,395)
Total accumulated losses	$(2,726,561)	$599,966	$17,078	$192,022	$(528,667)	$—	$(2,446,162)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2022, permanent differences in book and tax accounting have been reclassified to capital, and distributable earnings as follows:

Distributable Earnings	Paid In Capital
$ (2,186,304)	$ 2,186,304

The tax character of distributions paid during six months ended December 31, 2022, and the year ended June 30, 2022, were as follows:

	Six Months ended	Year ended
Distributions Paid From:	December 31, 2022	June 30, 2022
Ordinary Income	$1,243,305	$7,513,243
Long-Term Capital Gains	1,445,988	250
Total Distributions Paid	$2,689,293	$7,513,493

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2022

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2022, the Fund had no post-October losses and $957,570 in late-year losses.

At June 30, 2022, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Note 7 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to December 31, 2022 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Fulcrum Diversified Absolute Return Fund

Additional Information (Unaudited)

December 31, 2022

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-855-538-5278 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At a meeting held on August 25 and 26, 2022, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Fulcrum Asset Management, LLC (the “Adviser”), for the Fulcrum Diversified Absolute Return Fund (the “Fund”).

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

Fulcrum Diversified Absolute Return Fund

Additional Information (Unaudited) (Continued)

December 31, 2021

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, chief compliance officer and compliance record, and its disaster recovery/business continuity plan. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the year it had met with the Adviser to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

•	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable account managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer group median/average for the year-to-date, one-, three-, and five-year periods as of June 30, 2022. The Board also considered that the Fund had outperformed its benchmark index for the one-year, five-year, and since inception periods and underperformed its benchmark index for the three-year period as of June 30, 2022. The Board also considered that the Fund outperformed and the Adviser’s comparable account for the three-year, five-year and since inception periods and underperformed for the one-year period as of June 30, 2022. The Board evaluated this information in the context of the Fund’s aim to achieve long-term absolute returns in all market conditions over rolling five-year periods.

•	The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for each of the Fund’s classes. The Board noted that the Fund’s advisory fee and net expense ratio were lower than its peer group median/average. After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Adviser was within the rage of advisory fees charged to comparable funds and concluded that such fee was fair and reasonable.

•	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to maintain its caps on Fund expenses. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Fulcrum Diversified Absolute Return Fund

Additional Information (Unaudited) (Continued)

December 31, 2021

•	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing The Adviser’s profitability, the Trustees reviewed The Adviser’s financial information that was provided in the August meeting materials and took into account both the direct and indirect benefits to The Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Funds’ Board has designated a Liquidity Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund’s liquidity risk, which is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in a Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means.

The Funds’ Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No liquidity events impacting either of the Funds were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Fulcrum Asset Management LLP

Marble Arch House

66 Seymour Street

London W1H 5BT

United Kingdom

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave. Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/  Russell B. Simon
                    Russell B. Simon, President

Date     3/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  Russell B. Simon
                    Russell B. Simon, President

Date        3/8/2023

By /s/ Eric T. McCormick
                   Eric T. McCormick, Treasurer

Date      3/7/2023